Quarterly Holdings Report
for
Fidelity® Blue Chip Growth ETF
October 31, 2021
GTF-NPRT1-1221
1.9897896.101

Schedule of Investments October 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.4%
	Shares	Value
COMMUNICATION SERVICES – 16.0%
Entertainment – 3.3%
Endeavor Group Holdings, Inc. (a)	23,332	$ 627,164
Netflix, Inc. (a)	11,887	8,205,715
ROBLOX Corp.	7,651	642,837
Roku, Inc. (a)	3,144	958,606
Sea Ltd. ADR (a)	16,952	5,824,199
		16,258,521
Interactive Media & Services – 12.3%
Alphabet, Inc. Class A (a)	11,438	33,867,003
Bumble, Inc. Class A (a)	3,678	193,169
Facebook, Inc. Class A (a)	60,821	19,679,851
Match Group, Inc. (a)	7,499	1,130,699
Snap, Inc. Class A (a)	75,963	3,994,134
Twitter, Inc. (a)	8,940	478,648
ZoomInfo Technologies, Inc. Class A (a)	3,852	258,931
		59,602,435
Media – 0.3%
Criteo S.A. ADR (a)	17,112	565,380
DISH Network Corp. Class A (a)	15,952	655,149
		1,220,529
Wireless Telecommunication Services – 0.1%
T-Mobile US, Inc. (a)	5,936	682,818
TOTAL COMMUNICATION SERVICES		77,764,303
CONSUMER DISCRETIONARY – 27.4%
Automobiles – 4.6%
Ford Motor Co. (a)	25,031	427,530
General Motors Co. (a)	18,019	980,774
NIO, Inc. ADR (a)	8,800	346,808
Tesla, Inc. (a)	17,083	19,030,462
XPeng, Inc. ADR (a)	36,976	1,724,191
		22,509,765
Diversified Consumer Services – 0.0%
Duolingo, Inc. (a)	205	35,607
Mister Car Wash, Inc. (a)	8,036	147,380
		182,987
Hotels, Restaurants & Leisure – 4.3%
Airbnb, Inc. Class A (a)	28,119	4,798,789
Caesars Entertainment, Inc. (a)	28,474	3,116,764
Chipotle Mexican Grill, Inc. (a)	1,237	2,200,660
Churchill Downs, Inc.	3,946	907,580
DraftKings, Inc. Class A (a)	5,490	255,779
Dutch Bros, Inc. (a)	3,523	268,593
Expedia Group, Inc. (a)	6,681	1,098,423
Hilton Worldwide Holdings, Inc. (a)	9,240	1,330,098
Marriott International, Inc. Class A (a)	11,605	1,857,032
MGM Resorts International	12,235	577,003
Penn National Gaming, Inc. (a)	55,439	3,969,432
Vail Resorts, Inc.	1,297	447,089
		20,827,242

	Shares	Value

Household Durables – 0.6%
D.R. Horton, Inc.	3,518	$ 314,052
Lennar Corp. Class A	5,098	509,443
Sonos, Inc. (a)	6,122	199,700
Tempur Sealy International, Inc.	14,777	657,133
Toll Brothers, Inc.	4,595	276,481
Tri Pointe Homes, Inc. (a)	15,835	383,049
Tupperware Brands Corp. (a)	15,964	355,039
		2,694,897
Internet & Direct Marketing Retail – 8.0%
Amazon.com, Inc. (a)	10,120	34,128,992
Chewy, Inc. Class A (a)	9,514	721,161
Coupang, Inc. (a)	3,520	104,755
eBay, Inc.	17,575	1,348,354
Etsy, Inc. (a)	3,735	936,327
Farfetch Ltd. Class A (a)	5,261	206,284
Global-e Online Ltd. (a)	6,705	387,951
The Original BARK Co. (a)	41,953	308,774
The RealReal, Inc. (a)	2,779	36,211
Vivid Seats, Inc.	14,858	200,583
Wayfair, Inc. Class A (a)	2,499	622,501
		39,001,893
Leisure Products – 0.1%
Peloton Interactive, Inc. Class A (a)	6,510	595,274
Multiline Retail – 0.3%
Dollar Tree, Inc. (a)	1,769	190,628
Kohl's Corp.	4,455	216,201
Ollie's Bargain Outlet Holdings, Inc. (a)	6,311	427,002
Target Corp.	2,392	621,011
		1,454,842
Specialty Retail – 5.8%
American Eagle Outfitters, Inc.	55,669	1,321,582
Aritzia, Inc. (a)	11,372	447,860
Bath & Body Works, Inc.	11,325	782,444
Boot Barn Holdings, Inc. (a)	2,043	213,473
Burlington Stores, Inc. (a)	4,744	1,310,720
Carvana Co. (a)	14,435	4,376,403
Citi Trends, Inc. (a)	2,041	157,892
Dick's Sporting Goods, Inc.	10,731	1,332,898
Five Below, Inc. (a)	7,928	1,564,194
Floor & Decor Holdings, Inc. Class A (a)	13,242	1,799,853
Lowe's Cos., Inc.	31,873	7,452,545
RH (a)	6,161	4,063,981
Signet Jewelers Ltd.	7,080	631,394
The Children's Place, Inc. (a)	4,725	391,655
The Gap, Inc.	11,947	271,077
The Home Depot, Inc.	2,004	744,967
The TJX Cos., Inc.	5,525	361,832
Victoria's Secret & Co. (a)	22,641	1,142,691
		28,367,461
Textiles, Apparel & Luxury Goods – 3.7%
Capri Holdings Ltd. (a)	42,701	2,273,401

Quarterly Report	2

Common Stocks – continued
	Shares	Value
CONSUMER DISCRETIONARY – continued
Textiles, Apparel & Luxury Goods – continued
Crocs, Inc. (a)	17,436	$ 2,815,042
Deckers Outdoor Corp. (a)	3,225	1,274,875
Levi Strauss & Co. Class A	7,664	200,644
Lululemon Athletica, Inc. (a)	4,302	2,004,775
NIKE, Inc. Class B	38,543	6,447,858
On Holding AG (a)	1,000	34,160
PVH Corp. (a)	14,395	1,573,805
Tapestry, Inc.	23,863	930,180
Under Armour, Inc. Class A (a)	8,932	196,147
		17,750,887
TOTAL CONSUMER DISCRETIONARY		133,385,248
CONSUMER STAPLES – 0.4%
Beverages – 0.2%
Celsius Holdings, Inc. (a)	8,950	863,854
Monster Beverage Corp. (a)	1,328	112,880
		976,734
Food & Staples Retailing – 0.0%
Costco Wholesale Corp.	414	203,498
Personal Products – 0.1%
Olaplex Holdings, Inc. (a)	9,301	259,591
The Honest Co., Inc. (a)	17,204	157,417
		417,008
Tobacco – 0.1%
Altria Group, Inc.	7,477	329,810
TOTAL CONSUMER STAPLES		1,927,050
ENERGY – 1.0%
Oil, Gas & Consumable Fuels – 1.0%
Cenovus Energy, Inc.	15,968	190,955
Cheniere Energy, Inc. (a)	2,016	208,454
Devon Energy Corp.	4,699	188,336
Diamondback Energy, Inc.	6,897	739,289
EOG Resources, Inc.	9,097	841,109
Hess Corp.	13,616	1,124,273
Phillips 66	4,998	373,751
Pioneer Natural Resources Co.	2,448	457,727
Range Resources Corp. (a)	15,875	370,205
Valero Energy Corp.	4,956	383,248
TOTAL ENERGY		4,877,347
FINANCIALS – 1.6%
Banks – 0.5%
Bank of America Corp.	13,868	662,613
Wells Fargo & Co.	35,428	1,812,497
		2,475,110
Capital Markets – 0.6%
Coinbase Global, Inc. Class A (a)	1,542	492,546
Goldman Sachs Group, Inc.	2,513	1,038,748

	Shares	Value

Morgan Stanley	10,059	$1,033,864
The Charles Schwab Corp.	3,505	287,515
		2,852,673
Consumer Finance – 0.4%
American Express Co.	5,774	1,003,406
LendingClub Corp. (a)	19,577	899,759
		1,903,165
Diversified Financial Services – 0.1%
Switchback II Corp. (a)	19,342	194,000
Insurance – 0.0%
Goosehead Insurance, Inc. Class A	1,148	165,656
TOTAL FINANCIALS		7,590,604
HEALTH CARE – 7.6%
Biotechnology – 1.9%
Adagio Therapeutics, Inc.	5,143	150,381
ADC Therapeutics S.A. (a)	514	14,901
Allakos, Inc. (a)	424	42,646
Alnylam Pharmaceuticals, Inc. (a)	6,905	1,101,762
Annexon, Inc. (a)	2,489	40,596
Arcutis Biotherapeutics, Inc. (a)	1,350	28,593
Argenx SE ADR (a)	989	298,638
Ascendis Pharma A/S ADR (a)	1,950	295,640
Avidity Biosciences, Inc. (a)	630	14,175
BioAtla, Inc. (a)	438	12,803
Bolt Biotherapeutics, Inc. (a)	1,882	24,635
Cerevel Therapeutics Holdings, Inc. (a)	7,965	323,777
Connect Biopharma Holdings Ltd. (a)	5,044	79,897
Day One Biopharmaceuticals, Inc. (a)	7,063	172,620
Generation Bio Co. (a)	817	17,124
Horizon Therapeutics PLC (a)	14,194	1,702,003
Immunocore Holdings PLC (a)	1,165	44,876
Instil Bio, Inc. (a)	4,415	89,934
Moderna, Inc. (a)	5,601	1,933,521
Prelude Therapeutics, Inc. (a)	1,904	33,472
Recursion Pharmaceuticals, Inc. (a)	6,052	115,896
Regeneron Pharmaceuticals, Inc. (a)	2,002	1,281,160
Relay Therapeutics, Inc. (a)	3,465	115,211
REVOLUTION Medicines, Inc. (a)	3,622	106,595
Seagen, Inc. (a)	1,192	210,185
Shattuck Labs, Inc. (a)	500	9,650
TG Therapeutics, Inc. (a)	1,114	34,779
Turning Point Therapeutics, Inc. (a)	4,678	194,511
Twist Bioscience Corp. (a)	186	22,097
Vaxcyte, Inc. (a)	1,162	27,191
Verve Therapeutics, Inc. (a)	4,487	208,152
Xencor, Inc. (a)	4,038	159,743
Zai Lab Ltd. ADR (a)	2,845	297,018
		9,204,182
Health Care Equipment & Supplies – 2.8%
Axonics, Inc. (a)	7,723	566,482
Boston Scientific Corp. (a)	7,622	328,737
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – continued
CryoPort, Inc. (a)	871	$ 71,021
Danaher Corp.	5,182	1,615,592
DexCom, Inc. (a)	5,847	3,643,909
Figs, Inc. Class A (a)	4,890	164,353
Inmode Ltd. (a)	7,512	711,687
Insulet Corp. (a)	2,657	823,723
Intuitive Surgical, Inc. (a)	9,343	3,374,038
Outset Medical, Inc. (a)	390	20,775
Shockwave Medical, Inc. (a)	7,668	1,638,652
Tandem Diabetes Care, Inc. (a)	6,292	857,788
		13,816,757
Health Care Providers & Services – 0.7%
1Life Healthcare, Inc. (a)	8,171	176,984
agilon health, Inc. (a)	7,823	191,664
Alignment Healthcare, Inc. (a)	6,965	138,325
Cano Health, Inc. (a)	4,151	45,619
Guardant Health, Inc. (a)	6,201	724,215
Humana, Inc.	919	425,644
Oak Street Health, Inc. (a)	6,889	325,367
Owens & Minor, Inc.	2,810	100,823
Surgery Partners, Inc. (a)	2,928	120,458
UnitedHealth Group, Inc.	2,445	1,125,849
		3,374,948
Health Care Technology – 0.1%
Certara, Inc. (a)	3,053	126,119
Doximity, Inc. Class A (a)	2,198	152,717
GoodRx Holdings, Inc. Class A (a)	4,410	196,686
		475,522
Life Sciences Tools & Services – 0.5%
10X Genomics, Inc. Class A (a)	3,060	493,486
Absci Corp. (a)	7,547	110,715
Avantor, Inc. (a)	13,784	556,598
Bio-Rad Laboratories, Inc. Class A (a)	311	247,145
Maravai LifeSciences Holdings, Inc. Class A (a)	14,096	596,120
NanoString Technologies, Inc. (a)	2,877	138,959
Olink Holding AB ADR (a)	7,189	231,198
Seer, Inc. (a)	666	24,589
Thermo Fisher Scientific, Inc.	314	198,784
		2,597,594
Pharmaceuticals – 1.6%
Arvinas, Inc. (a)	964	83,463
Eli Lilly & Co.	12,988	3,308,823
Intra-Cellular Therapies, Inc. (a)	7,182	309,329
Nuvation Bio, Inc. (a)	22,959	210,534
Pharvaris N.V. (a)	1,018	18,059
Zoetis, Inc.	16,827	3,637,998
		7,568,206
TOTAL HEALTH CARE		37,037,209

	Shares	Value
INDUSTRIALS – 5.3%
Aerospace & Defense – 0.1%
Axon Enterprise, Inc. (a)	1,383	$248,884
Howmet Aerospace, Inc.	11,068	328,609
		577,493
Building Products – 0.3%
Builders FirstSource, Inc. (a)	11,178	651,342
Carrier Global Corp.	7,071	369,318
The AZEK Co., Inc. (a)	8,602	315,607
Trane Technologies PLC	619	111,996
		1,448,263
Commercial Services & Supplies – 0.1%
ACV Auctions, Inc. Class A (a)	26,128	508,712
Li-Cycle Holdings Corp. (a)	15,069	194,993
		703,705
Construction & Engineering – 0.1%
Dycom Industries, Inc. (a)	3,659	290,598
Electrical Equipment – 0.5%
Acuity Brands, Inc.	6,234	1,280,651
Array Technologies, Inc. (a)	20,445	436,501
Sunrun, Inc. (a)	9,646	556,381
		2,273,533
Industrial Conglomerates – 0.2%
General Electric Co.	9,887	1,036,850
Machinery – 0.2%
Deere & Co.	1,737	594,592
Otis Worldwide Corp.	2,208	177,325
Proterra, Inc. (a)	17,462	195,749
		967,666
Professional Services – 0.2%
First Advantage Corp. (a)	8,481	158,595
KBR, Inc.	4,472	189,791
Upwork, Inc. (a)	9,573	451,080
		799,466
Road & Rail – 3.6%
Avis Budget Group, Inc. (a)	3,641	631,022
Lyft, Inc. Class A (a)	170,322	7,812,670
TuSimple Holdings, Inc. (a)	7,899	309,009
Uber Technologies, Inc. (a)	200,222	8,773,728
		17,526,429
TOTAL INDUSTRIALS		25,624,003
INFORMATION TECHNOLOGY – 38.5%
IT Services – 4.0%
Affirm Holdings, Inc. (a)	1,462	237,575
Cloudflare, Inc. Class A (a)	1,076	209,519
DigitalOcean Holdings, Inc.	21,316	2,080,228
Dlocal Ltd. (a)	8,749	424,414
Endava PLC ADR (a)	2,471	391,555
MongoDB, Inc. (a)	1,458	760,041
PayPal Holdings, Inc. (a)	26,203	6,094,556

Quarterly Report	4

Common Stocks – continued
	Shares	Value
INFORMATION TECHNOLOGY – continued
IT Services – continued
Shopify, Inc. Class A (a)	1,801	$ 2,629,640
Snowflake, Inc. Class A (a)	1,169	413,639
Square, Inc. Class A (a)	13,014	3,312,063
Squarespace, Inc. Class A (a)	3,006	117,054
TaskUS, Inc. Class A (a)	6,784	392,794
TDCX, Inc. (a)	3,049	87,445
Thoughtworks Holding, Inc. (a)	1,606	46,397
Twilio, Inc. Class A (a)	6,950	2,024,952
		19,221,872
Semiconductors & Semiconductor Equipment – 10.9%
ASML Holding N.V.	877	712,896
Cirrus Logic, Inc. (a)	2,437	196,934
Enphase Energy, Inc. (a)	5,271	1,220,922
GLOBALFOUNDRIES, Inc. (a)	7,152	348,588
Marvell Technology, Inc.	207,497	14,213,544
NVIDIA Corp.	104,748	26,780,921
NXP Semiconductors N.V.	31,755	6,378,309
ON Semiconductor Corp. (a)	14,919	717,156
Synaptics, Inc. (a)	1,436	279,403
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,623	525,635
Teradyne, Inc.	9,494	1,312,451
Wolfspeed, Inc. (a)	2,078	249,589
		52,936,348
Software – 14.7%
Adobe, Inc. (a)	10,192	6,628,469
Amplitude, Inc. (a)	6,695	497,372
AppLovin Corp.	7,666	753,184
Atlassian Corp. PLC Class A (a)	1,042	477,371
Avalara, Inc. (a)	1,722	309,340
Bill.com Holdings, Inc. (a)	674	198,365
Cadence Design Systems, Inc. (a)	3,642	630,467
Coupa Software, Inc. (a)	2,629	598,623
Crowdstrike Holdings, Inc. Class A (a)	3,049	859,208
DocuSign, Inc. (a)	5,090	1,416,496
DoubleVerify Holdings, Inc. (a)	25,200	996,156
Freshworks, Inc. (a)	6,318	317,479
HubSpot, Inc. (a)	2,995	2,426,639
Intuit, Inc.	2,450	1,533,675
Lightspeed Commerce, Inc. (a)	9,039	881,040
Lightspeed Commerce, Inc. (a)	1,476	144,190
Microsoft Corp.	106,901	35,450,510
Riskified Ltd. (a)	11,275	218,059
Salesforce.com, Inc. (a)	33,313	9,983,573
SentinelOne, Inc. Class A (a)	9,332	619,645
ServiceNow, Inc. (a)	1,792	1,250,386
Telos Corp. (a)	2,144	55,551
The Trade Desk, Inc. Class A (a)	10,105	756,966
UiPath, Inc. (a)	14,659	736,615
Workday, Inc. Class A (a)	4,922	1,427,282

	Shares	Value

Zoom Video Communications, Inc. Class A (a)	9,365	$ 2,572,097
		71,738,758
Technology Hardware, Storage & Peripherals – 8.9%
Apple, Inc.	288,979	43,289,054
TOTAL INFORMATION TECHNOLOGY		187,186,032
MATERIALS – 1.3%
Chemicals – 0.8%
Albemarle Corp.	914	228,930
CF Industries Holdings, Inc.	10,402	590,834
Corteva, Inc.	7,766	335,103
Nutrien Ltd.	20,736	1,449,308
Olin Corp.	2,877	163,931
The Chemours Co.	13,829	387,488
The Mosaic Co.	19,256	800,472
		3,956,066
Construction Materials – 0.1%
Eagle Materials, Inc.	2,356	349,536
Metals & Mining – 0.3%
Freeport-McMoRan, Inc.	41,123	1,551,160
Gatos Silver, Inc. (a)	9,881	119,560
		1,670,720
Paper & Forest Products – 0.1%
West Fraser Timber Co. Ltd.	4,241	339,561
TOTAL MATERIALS		6,315,883
REAL ESTATE – 0.3%
Equity Real Estate Investment Trusts (REITs) – 0.1%
Simon Property Group, Inc.	3,540	518,893
Real Estate Management & Development – 0.2%
Opendoor Technologies, Inc. (a)	10,034	237,906
WeWork, Inc. (a)	47,811	488,151
		726,057
TOTAL REAL ESTATE		1,244,950
UTILITIES – 0.0%
Independent Power and Renewable Electricity Producers – 0.0%
Brookfield Renewable Corp.	2,906	120,337
Brookfield Renewable Corp. Class A	876	36,283
TOTAL UTILITIES		156,620
TOTAL COMMON STOCKS (Cost $395,274,504)		483,109,249
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Money Market Fund – 0.8%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $4,051,483)	4,051,483	$ 4,051,483
TOTAL INVESTMENT IN SECURITIES – 100.2% (Cost $399,325,987)		487,160,732
NET OTHER ASSETS (LIABILITIES) – (0.2%)		(862,775)
NET ASSETS – 100.0%		$486,297,957

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
7	Quarterly Report

Quarterly Report	8